Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2018
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 67% and 33%, respectively, in 2018 and 69% and 31%, respectively, in 2017 and 2016.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.

We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data are set forth below (in thousands):

	For the Years Ended December 31,
	2018	2017	2016
Revenues by Type of Service
VITAS
Routine homecare	$1,010,518	$935,913	$887,940
Continuous care	122,498	124,557	138,025
General inpatient	82,677	90,472	97,580
Other	7,831	-	-
Subtotal revenue	1,223,524	1,150,942	1,123,545
Room and board, net	$(10,054)	$-	$-
Implicit price concessions	(11,785)	-	.
Medicare cap adjustment	(4,123)	(2,682)	(228)
Total segment	1,197,562	1,148,260	1,123,317
Roto-Rooter
Short-term core service jobs	421,790	373,579	345,638
Water restoration	101,784	82,272	50,229
Contractor revenue	50,093	43,770	40,097
Franchise fees	6,382	6,130	5,090
Other	11,958	12,713	12,510
Implicit price concessions and credit memos	(6,921)	-	-
Total segment	585,086	518,464	453,564
Total service revenues and sales	$1,782,648	$1,666,724	$1,576,881
After-tax Segment Earnings/(Loss)
VITAS	$138,846	$57,645	$84,961
Roto-Rooter	98,711	73,299	52,893
Total	237,557	130,944	137,854
Corporate	(32,013)	(32,767)	(29,111)
Net income	$205,544	$98,177	$108,743
Interest Income
VITAS	$13,412	$12,044	$8,294
Roto-Rooter	7,000	5,635	3,653
Total	20,412	17,679	11,947
Intercompany eliminations	(19,741)	(17,252)	(11,564)
Total interest income	$671	$427	$383
Interest Expense
VITAS	$175	$188	$211
Roto-Rooter	319	323	332
Total	494	511	543
Corporate	4,496	3,761	3,172
Total interest expense	$4,990	$4,272	$3,715

Income Tax Provision
VITAS	$40,847	$16,436	$51,910
Roto-Rooter	28,850	32,782	32,719
Total	69,697	49,218	84,629
Corporate	(35,641)	(30,478)	(16,318)
Total income tax provision	$34,056	$18,740	$68,311
Identifiable Assets
VITAS	$553,949	$545,304	$542,142
Roto-Rooter	351,030	294,663	261,641
Total	904,979	839,967	803,783
Corporate	70,550	80,059	76,276
Total identifiable assets	$975,529	$920,026	$880,059

	For the Years Ended December 31,
	2018	2017	2016
Additions to Long-Lived Assets
VITAS	$36,969	$23,469	$22,000
Roto-Rooter	68,786	45,386	17,709
Total	105,755	68,855	39,709
Corporate	128	483	63
Total additions to long-lived assets	$105,883	$69,338	$39,772
Depreciation and Amortization
VITAS	$19,700	$18,630	$19,090
Roto-Rooter	19,016	16,790	15,002
Total	38,716	35,420	34,092
Corporate	147	205	546
Total depreciation and amortization	$38,863	$35,625	$34,638